Annual Fund Operating Expenses	Mar. 31, 2026
Cambria Global Shareholder Yield ETF | Cambria Global Shareholder Yield ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%
Cambria Tax Aware ETF | Cambria Tax Aware ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	0.54%	[2]
Cambria Endowment Style ETF | Cambria Endowment Style ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.18%	[3]
Expenses (as a percentage of Assets)	0.22%	[3]
Cambria Global EW ETF | Cambria Global EW ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.05%	[4]
Expenses (as a percentage of Assets)	0.30%	[4]

[1]	Other Expenses are estimated for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[3]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[4]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.